SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - REGISTRANT BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Total assets	$ 55,905	$ 68,200
Current liabilities:
Accounts payable-intercompany	4,170	7,008
Total current liabilities	18,013	21,528
Total liabilities	19,406	22,974
Shareholders' equity:
Ordinary shares: $0.015 par value; 62,500 authorized shares; 10,413 and 10,370 shares issued at December 31, 2024 and December 31, 2023, respectively; 9,157 and 9,114 shares outstanding at December 31, 2024 and December 31, 2023, respectively	157	156
Additional paid-in capital	1,267,939	1,267,826
Treasury stock, at cost: 1,256 and 1,256 shares at December 31, 2025 and December 31, 2024, respectively	(12,335)	(12,335)
Accumulated deficit	(1,267,378)	(1,259,428)
Accumulated other comprehensive income	48,116	49,007
Total shareholders' equity	36,499	45,226
Total liabilities and shareholders' equity	55,905	68,200
UTSTARCOM HOLDINGS CORP
ASSETS
Investment in subsidiaries	50,982	59,903
Total assets	50,982	59,903
Current liabilities:
Accounts payable-intercompany	14,483	14,677
Total current liabilities	14,483	14,677
Total liabilities	14,483	14,677
Shareholders' equity:
Ordinary shares: $0.015 par value; 62,500 authorized shares; 10,413 and 10,370 shares issued at December 31, 2024 and December 31, 2023, respectively; 9,157 and 9,114 shares outstanding at December 31, 2024 and December 31, 2023, respectively	157	156
Additional paid-in capital	1,267,939	1,267,826
Treasury stock, at cost: 1,256 and 1,256 shares at December 31, 2025 and December 31, 2024, respectively	(12,335)	(12,335)
Accumulated deficit	(1,267,378)	(1,259,428)
Accumulated other comprehensive income	48,116	49,007
Total shareholders' equity	36,499	45,226
Total liabilities and shareholders' equity	$ 50,982	$ 59,903